7. EQUIPMENT, VEHICLES AND FURNITURE	12 Months Ended
Jan. 31, 2018
Notes
7. EQUIPMENT, VEHICLES AND FURNITURE

7.         EQUIPMENT, VEHICLES AND FURNITURE

	Balance February 1, 2017	Additions for period	Disposals for period	Balance January 31, 2018

Automobile
Value at Cost	$ 67,320	$ -	$ -	$ 67,320
Accumulated Depreciation	(62,608)	(1,414)	-	(64,022)
Net book value	$ 4,712	$ (1,414)	$ -	$ 3,298

Office furniture and equipment
Value at Cost	$ 23,397	$ -	$ -	$ 23,397
Accumulated Depreciation	(21,976)	(284)	-	(22,260)
Net book value	$ 1,421	$ (284)	$ -	$ 1,137

Computer equipment
Value at Cost	$ 94,151	$ 3,469	$ -	$ 97,620
Accumulated Depreciation	(91,639)	(1,898)	-	(93,537)
Net book value	$ 2,512	$ 1,571	$ -	$ 4,083

Totals	$ 8,645	$ (127)	$ -	$ 8,518

	Balance February 1, 2016	Additions for period	Disposals for period	Balance January 31, 2017

Automobile
Value at Cost	$ 67,320	$ -	$ -	$ 67,320
Accumulated Depreciation	(60,588)	(2,020)	-	(62,608)
Net book value	$ 6,732	$ (2,020)	$ -	$ 4,712

Office furniture and equipment
Value at Cost	$ 23,397	$ -	$ -	$ 23,397
Accumulated Depreciation	(21,620)	(356)	-	(21,976)
Net book value	$ 1,777	$ (356)	$ -	$ 1,421

Computer equipment
Value at Cost	$ 94,151	$ -	$ -	$ 94,151
Accumulated Depreciation	(89,616)	(2,023)	-	(91,639)
Net book value	$ 4,535	$ (2,023)	$ -	$ 2,512

Totals	$ 13,044	$ (4,399)	$ -	$ 8,645